Shareholder Report			6 Months Ended
		Nov. 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Transamerica Funds
Entity Central Index Key			0000787623
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000021257
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class A
Trading Symbol			ICLAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 24
Expense Ratio, Percent	[1]		0.49%
AssetsNet			$ 480,449,718
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021259
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class C
Trading Symbol			ICLLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 64
Expense Ratio, Percent	[2]		1.28%
AssetsNet			$ 480,449,718
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081832
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class I
Trading Symbol			TACIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[3]		0.16%
AssetsNet			$ 480,449,718
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035460
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class R
Trading Symbol			ICVRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[4]		0.72%
AssetsNet			$ 480,449,718
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236143
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Conservative Portfolio
Class Name			Class R3
Trading Symbol			TAAJX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[5]		0.35%
AssetsNet			$ 480,449,718
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$480,449,718
Number of Portfolio Holdings	26
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	58.2%
U.S. Equity Funds	26.6
International Equity Funds	9.7
International Fixed Income Funds	2.4
Repurchase Agreements	1.6
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.0%
Transamerica Bond, Class I2	14.7
Transamerica US Growth, Class I2	11.9
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Stock, Class I2	4.2
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica International Equity, Class I2	3.1
Transamerica Emerging Markets Debt, Class I2	2.4
Transamerica Long Credit, Class I2	2.1
Transamerica International Focus, Class I2	1.4

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021271
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class A
Trading Symbol			IAAAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 24
Expense Ratio, Percent	[6]		0.48%
AssetsNet			$ 1,018,085,043
Holdings Count | Holding			18
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021273
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class C
Trading Symbol			IAALX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 65
Expense Ratio, Percent	[7]		1.31%
AssetsNet			$ 1,018,085,043
Holdings Count | Holding			18
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081835
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class I
Trading Symbol			TAGIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 7
Expense Ratio, Percent	[8]		0.15%
AssetsNet			$ 1,018,085,043
Holdings Count | Holding			18
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035461
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class R
Trading Symbol			IGWRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 36
Expense Ratio, Percent	[9]		0.72%
AssetsNet			$ 1,018,085,043
Holdings Count | Holding			18
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236144
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Growth Portfolio
Class Name			Class R3
Trading Symbol			TAAKX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[10]		0.35%
AssetsNet			$ 1,018,085,043
Holdings Count | Holding			18
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,018,085,043
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.2%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	30.4%
Transamerica Large Cap Value, Class I2	28.4
Transamerica International Stock, Class I2	10.9
Transamerica International Equity, Class I2	10.7
Transamerica International Focus, Class I2	3.4
Transamerica Sustainable Equity Income, Class I2	3.3
Transamerica Capital Growth, Class I2	2.0
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.6
Transamerica Emerging Markets Equity, Class I2	1.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021274
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class A
Trading Symbol			IMLAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[11]		0.47%
AssetsNet			$ 1,374,672,080
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021276
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class C
Trading Symbol			IMLLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 64
Expense Ratio, Percent	[12]		1.29%
AssetsNet			$ 1,374,672,080
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081836
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class I
Trading Symbol			TMGIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 7
Expense Ratio, Percent	[13]		0.14%
AssetsNet			$ 1,374,672,080
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035462
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class R
Trading Symbol			IMGRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[14]		0.70%
AssetsNet			$ 1,374,672,080
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236145
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name			Class R3
Trading Symbol			TAALX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[15]		0.35%
AssetsNet			$ 1,374,672,080
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,672,080
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.9%
U.S. Fixed Income Funds	21.8
International Equity Funds	21.2
International Fixed Income Funds	2.5
Repurchase Agreements	2.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	22.2%
Transamerica Large Cap Value, Class I2	21.4
Transamerica Core Bond, Class I2	11.2
Transamerica International Stock, Class I2	8.4
Transamerica International Equity, Class I2	6.7
Transamerica Bond, Class I2	4.0
Transamerica Inflation Opportunities, Class I2	3.7
Transamerica International Focus, Class I2	2.9
Transamerica Emerging Markets Equity, Class I2	2.7
Transamerica Sustainable Equity Income, Class I2	2.6

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021277
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class A
Trading Symbol			IMOAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[16]		0.47%
AssetsNet			$ 984,755,445
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000021279
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class C
Trading Symbol			IMOLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 64
Expense Ratio, Percent	[17]		1.29%
AssetsNet			$ 984,755,445
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000081837
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class I
Trading Symbol			TMMIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 7
Expense Ratio, Percent	[18]		0.15%
AssetsNet			$ 984,755,445
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000035463
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class R
Trading Symbol			IMDRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 35
Expense Ratio, Percent	[19]		0.70%
AssetsNet			$ 984,755,445
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000236146
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation - Moderate Portfolio
Class Name			Class R3
Trading Symbol			TAAMX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[20]		0.35%
AssetsNet			$ 984,755,445
Holdings Count | Holding			26
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$984,755,445
Number of Portfolio Holdings	26
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.0%
U.S. Equity Funds	37.0
International Equity Funds	14.8
International Fixed Income Funds	2.5
Repurchase Agreements	2.4
U.S. Mixed Allocation Funds	1.0
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	25.4%
Transamerica US Growth, Class I2	16.1
Transamerica Large Cap Value, Class I2	15.5
Transamerica Bond, Class I2	9.9
Transamerica International Stock, Class I2	6.2
Transamerica International Equity, Class I2	5.0
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.5
Transamerica Long Credit, Class I2	2.0
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171782
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Intermediate Horizon
Class Name			Class R
Trading Symbol			TAARX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[21]		0.60%
AssetsNet			$ 41,196,458
Holdings Count | Holding			12
InvestmentCompanyPortfolioTurnover			219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$41,196,458
Number of Portfolio Holdings	12
Portfolio Turnover Rate	219%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	48.8%
U.S. Equity Funds	38.0
International Equity Funds	13.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	23.4%
Transamerica Large Value Opportunities, Class I3	13.6
Transamerica International Equity, Class I3	13.1
Transamerica Large Growth, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	11.4
Transamerica Short-Term Bond, Class I3	7.9
Transamerica High Yield Bond, Class I3	6.2
Transamerica Mid Cap Growth, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	3.0
Transamerica Small Cap Value, Class I3	2.8

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171783
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Intermediate Horizon
Class Name			Class R4
Trading Symbol			TAAFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[22]		0.35%
AssetsNet			$ 41,196,458
Holdings Count | Holding			12
InvestmentCompanyPortfolioTurnover			219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$41,196,458
Number of Portfolio Holdings	12
Portfolio Turnover Rate	219%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	48.8%
U.S. Equity Funds	38.0
International Equity Funds	13.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	23.4%
Transamerica Large Value Opportunities, Class I3	13.6
Transamerica International Equity, Class I3	13.1
Transamerica Large Growth, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	11.4
Transamerica Short-Term Bond, Class I3	7.9
Transamerica High Yield Bond, Class I3	6.2
Transamerica Mid Cap Growth, Class I3	3.0
Transamerica Mid Cap Value Opportunities, Class I3	3.0
Transamerica Small Cap Value, Class I3	2.8

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171786
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Long Horizon
Class Name			Class R
Trading Symbol			TALRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[23]		0.60%
AssetsNet			$ 57,403,713
Holdings Count | Holding			12
InvestmentCompanyPortfolioTurnover			134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,403,713
Number of Portfolio Holdings	12
Portfolio Turnover Rate	134%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	65.3%
International Equity Funds	25.1
U.S. Fixed Income Funds	9.5
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	25.1%
Transamerica Large Value Opportunities, Class I3	22.3
Transamerica Large Growth, Class I3	21.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Value, Class I3	5.2
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.3
Transamerica High Yield Bond, Class I3	2.0

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171787
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Long Horizon
Class Name			Class R4
Trading Symbol			TALFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[24]		0.35%
AssetsNet			$ 57,403,713
Holdings Count | Holding			12
InvestmentCompanyPortfolioTurnover			134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,403,713
Number of Portfolio Holdings	12
Portfolio Turnover Rate	134%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	65.3%
International Equity Funds	25.1
U.S. Fixed Income Funds	9.5
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Equity, Class I3	25.1%
Transamerica Large Value Opportunities, Class I3	22.3
Transamerica Large Growth, Class I3	21.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Value, Class I3	5.2
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.3
Transamerica High Yield Bond, Class I3	2.0

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171788
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Short Horizon
Class Name			Class R
Trading Symbol			TSHRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[25]		0.60%
AssetsNet			$ 6,708,608
Holdings Count | Holding			10
InvestmentCompanyPortfolioTurnover			264.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,708,608
Number of Portfolio Holdings	10
Portfolio Turnover Rate	264%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.6%
U.S. Equity Funds	8.0
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.2%
Transamerica Short-Term Bond, Class I3	17.7
Transamerica Inflation Opportunities, Class I3	17.0
Transamerica High Yield Bond, Class I3	10.7
Transamerica Large Value Opportunities, Class I3	3.0
Transamerica Large Growth, Class I3	3.0
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.0
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000171789
Shareholder Report [Line Items]
Fund Name			Transamerica Asset Allocation Short Horizon
Class Name			Class R4
Trading Symbol			TSHFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[26]		0.35%
AssetsNet			$ 6,708,608
Holdings Count | Holding			10
InvestmentCompanyPortfolioTurnover			264.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,708,608
Number of Portfolio Holdings	10
Portfolio Turnover Rate	264%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.6%
U.S. Equity Funds	8.0
International Equity Funds	2.2
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	44.2%
Transamerica Short-Term Bond, Class I3	17.7
Transamerica Inflation Opportunities, Class I3	17.0
Transamerica High Yield Bond, Class I3	10.7
Transamerica Large Value Opportunities, Class I3	3.0
Transamerica Large Growth, Class I3	3.0
Transamerica International Equity, Class I3	2.2
Transamerica Small Cap Value, Class I3	1.0
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210409
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> 2025
Class Name			Class R3
Trading Symbol			TCTKX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[27]		0.59%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 67,200,900
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,200,900
Number of Portfolio Holdings	20
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	52.9%
U.S. Equity Funds	27.5
International Equity Funds	14.2
International Fixed Income Funds	5.0
Other Investment Company	1.5
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(2.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	22.4%
iShares Core U.S. Aggregate Bond ETF	14.1
iShares Core S&P 500 ETF	13.7
iShares 0-5 Year TIPS Bond ETF	9.4
Transamerica High Yield Bond, Class R6	7.0
iShares Core MSCI EAFE ETF	6.4
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.3
Transamerica US Growth, Class R6	2.9
Transamerica International Stock, Class R6	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210410
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> 2030
Class Name			Class R3
Trading Symbol			TCTLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[28]		0.59%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 78,951,463
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,951,463
Number of Portfolio Holdings	20
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	42.6%
U.S. Equity Funds	33.1
International Equity Funds	19.8
International Fixed Income Funds	3.9
Other Investment Company	2.0
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(2.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	18.4%
iShares Core S&P 500 ETF	16.1
iShares Core U.S. Aggregate Bond ETF	11.7
iShares Core MSCI EAFE ETF	9.0
Transamerica High Yield Bond, Class R6	6.3
iShares 0-5 Year TIPS Bond ETF	6.2
Transamerica Large Cap Value, Class R6	5.3
Transamerica Emerging Markets Debt, Class R6	3.9
Transamerica International Stock, Class R6	3.6
Transamerica US Growth, Class R6	3.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Moderate Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Moderate Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation - Moderate Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Moderate Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210411
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> 2035
Class Name			Class R3
Trading Symbol			TCTMX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[29]		0.58%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 80,746,503
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,746,503
Number of Portfolio Holdings	20
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	39.5%
U.S. Fixed Income Funds	30.9
International Equity Funds	24.7
International Fixed Income Funds	3.4
Repurchase Agreements	1.5
Other Investment Company	1.3
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	19.7%
Transamerica Bond, Class R6	12.7
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	8.0
Transamerica Large Cap Value, Class R6	6.2
iShares 0-5 Year TIPS Bond ETF	5.3
Transamerica High Yield Bond, Class R6	4.9
Transamerica International Stock, Class R6	4.5
Transamerica US Growth, Class R6	4.2
Transamerica Emerging Markets Debt, Class R6	3.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation – Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation – Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation – Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation – Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210412
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> 2040
Class Name			Class R3
Trading Symbol			TCTQX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[30]		0.58%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 76,662,463
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,662,463
Number of Portfolio Holdings	20
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	46.6%
International Equity Funds	29.2
U.S. Fixed Income Funds	20.8
International Fixed Income Funds	2.4
Repurchase Agreements	1.0
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.5%
iShares Core MSCI EAFE ETF	12.4
Transamerica Bond, Class R6	7.9
Transamerica Large Cap Value, Class R6	7.4
Transamerica International Stock, Class R6	5.7
Transamerica US Growth, Class R6	4.9
iShares 0-5 Year TIPS Bond ETF	4.7
iShares Core U.S. Aggregate Bond ETF	4.7
Transamerica High Yield Bond, Class R6	3.4
Transamerica International Focus, Class R6	3.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation – Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation - Moderate Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation – Moderate Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210413
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> 2045
Class Name			Class R3
Trading Symbol			TCTTX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[31]		0.58%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 51,381,116
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$51,381,116
Number of Portfolio Holdings	20
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.2%
International Equity Funds	33.5
U.S. Fixed Income Funds	12.2
Other Investment Company	3.6
International Fixed Income Funds	1.4
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(3.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	25.7%
iShares Core MSCI EAFE ETF	14.6
Transamerica Large Cap Value, Class R6	8.5
Transamerica International Stock, Class R6	6.0
Transamerica US Growth, Class R6	5.5
Transamerica Bond, Class R6	4.2
iShares 0-5 Year TIPS Bond ETF	3.8
iShares Core MSCI Emerging Markets ETF	3.5
iShares Global REIT ETF	3.5
Transamerica International Focus, Class R6	3.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210414
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> 2050
Class Name			Class R3
Trading Symbol			TCTUX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[32]		0.58%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 40,752,888
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,752,888
Number of Portfolio Holdings	20
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.8%
International Equity Funds	36.5
U.S. Fixed Income Funds	7.8
International Fixed Income Funds	1.0
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	15.9
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	6.7
Transamerica US Growth, Class R6	5.6
iShares Global REIT ETF	4.0
iShares Core MSCI Emerging Markets ETF	3.9
Transamerica International Focus, Class R6	3.5
Transamerica Mid Cap Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation - Growth Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Growth Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus
C000210415
Shareholder Report [Line Items]
Fund Name			Transamerica ClearTrack<sup style="box-sizing: border-box; color: rgb(0, 105, 180); display: inline; flex-wrap: nowrap; font-size: 25px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Retirement Income
Class Name			Class R3
Trading Symbol			TCTZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			888-233-4339
Additional Information Website			transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[33]		0.60%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 129,538,693
Holdings Count | Holding			20
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$129,538,693
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	53.2%
U.S. Equity Funds	27.1
International Equity Funds	13.8
International Fixed Income Funds	5.0
Other Investment Company	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	22.5%
iShares Core U.S. Aggregate Bond ETF	14.2
iShares Core S&P 500 ETF	13.3
iShares 0-5 Year TIPS Bond ETF	9.4
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.3
Transamerica US Growth, Class R6	2.9
Transamerica International Stock, Class R6	2.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Material Fund Change Strategies [Text Block]

The Fund reorganized into Transamerica Asset Allocation - Conservative Portfolio on June 20, 2025. Shareholders of the Fund as of the close of business on June 20, 2025 became shareholders of Transamerica Asset Allocation - Conservative Portfolio. An information statement describing the reorganization was delivered to Fund shareholders in advance of the reorganization.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Updated Prospectus Web Address			transamerica.com/investments/mutual-fund-prospectus

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